As filed with the Securities and Exchange Commission on May 20, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-3627

Greenspring Fund, Incorporated
(Exact name of registrant as specified in charter)

2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Address of principal executive offices) (Zip code)

Mr. Charles vK. Carlson, President
2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Name and address of agent for service)

(410) 823-5353
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

Greenspring Fund, Incorporated

SCHEDULE OF INVESTMENTS at March 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS: 44.7%

Business Services: 3.2%
795,184	j2 Global Communications, Inc.*	$ 18,607,306

Commercial Banking: 1.4%
40,074	American National Bankshares, Inc.	807,491
398,801	Cardinal Financial Corp.	4,259,195
65,000	Middleburg Financial Corp.	980,200
199,862	Southern National Bancorp of Virginia*	1,601,894
14,476	SunTrust Banks, Inc.	387,812
		8,036,592

Communications Equipment: 0.3%
225,800	Harmonic, Inc.*	1,424,798

Construction & Engineering: 5.0%
315,700	EMCOR Group, Inc.*	7,775,691
526,448	MasTec, Inc.*	6,638,509
416,986	Michael Baker Corp.*	14,377,677
		28,791,877

Consumer Goods: 1.7%
1,096,472	Prestige Brands Holdings, Inc.*	9,868,248

Electrical Equipment: 0.2%
17,400	Emerson Electric Co.	875,916

Food - Packaged: 1.8%
150,875	Ralcorp Holdings, Inc.*	10,226,308

Insurance: 9.2%
1,833	American Physicians Capital, Inc.	58,564
505,425	Assurant, Inc.	17,376,511
215,500	PartnerRe, Ltd.#	17,179,660
1,227,510	United America Indemnity, Ltd. - Class A*#	11,747,271
236,050	W.R. Berkley Corp.	6,158,545
		52,520,551

Machinery: 0.1%
20,000	Pentair, Inc.	712,400

Management Consulting: 4.1%
599,961	FTI Consulting, Inc.*	23,590,467

Oil & Gas Exploration & Production: 3.9%
5,626	ConocoPhillips	287,882
108,400	Energen Corp.	5,043,852
22,280	EOG Resources, Inc.	2,070,703
375,296	Rosetta Resources, Inc.*	8,838,221
192,000	Suncor Energy, Inc.#	6,247,680
		22,488,338

Real Estate: 0.1%
4,500	First Potomac Realty Trust	67,635
27,500	Urstadt Biddle Properties, Inc. - Class A	434,775
		502,410

Savings Institutions: 0.3%
109,187	BCSB Bancorp, Inc.*	1,023,628
56,400	OceanFirst Financial Corp.	640,704
		1,664,332

Semiconductors & Semiconductor Equipment: 1.0%
34,093	Rudolph Technologies, Inc.*	292,177
264,405	Tessera Technologies, Inc.*	5,362,133
		5,654,310

Specialty Metals: 2.0%
71,275	Brush Engineered Materials, Inc.*	1,608,677
270,927	Carpenter Technology Corp.	9,915,928
		11,524,605

Telecommunications: 3.6%
219,278	NTELOS Holdings Corp.	3,900,956
528,600	Verizon Communications, Inc.	16,397,172
		20,298,128

Truck Dealerships: 1.1%
211,930	Rush Enterprises, Inc. - Class A*	2,799,595
295,798	Rush Enterprises, Inc. - Class B*	3,638,315
		6,437,910

Utilities: 2.8%
584,942	PPL Corp.	16,208,743

Waste Management Services: 2.9%
577,958	Republic Services, Inc.	16,772,341

TOTAL COMMON STOCKS
(cost $203,361,122)		256,205,580

INVESTMENT COMPANIES: 0.3%
169,436	NGP Capital Resources Co.
	(cost $2,248,098)	1,443,595

Principal		Value
CONVERTIBLE BONDS: 26.4%

Building Materials: 1.3%
$ 7,614,000	Griffon Corp., 4.000%, 7/18/23	$ 7,680,623

Communication Equipment Manufacturing: 2.9%
5,966,000	ADC Telecommunications, 0.831%, 6/15/13	5,130,760
11,401,000	Lucent Technologies, Inc., 2.875%, 6/15/23	11,429,502
		16,560,262

Construction & Engineering: 0.2%
1,307,000	MasTec, Inc., 4.000%, 6/15/14	1,387,054

Consumer Goods: 0.6%
3,245,000	JAKKS Pacific, Inc., 4.625%, 6/15/23	3,236,888

Data Storage Devices: 3.0%
17,071,000	Maxtor Corp., 6.800%, 4/30/10	17,327,065

Educational: 2.9%
16,343,000	School Specialty, Inc., 3.750%, 8/1/23	16,424,715

Electrical & Electronic Goods: 1.4%
7,710,000	Wesco International, Inc., 2.625%, 10/15/25	7,816,012

Financial Services: 0.3%
1,668,000	Dollar Financial Corp., 2.875%, 6/30/27	1,547,070

Home Improvements: 1.4%
16,085,000	Masco Corp., 0.000%, 7/20/31	8,082,712

Medical Equipment: 3.0%
9,753,000	Hologic, Inc., 2.000%, 12/15/37	8,777,700
8,778,000	Integra Lifesciences Holdings, 2.750%, 6/1/10 - 144A	8,756,055
		17,533,755
Movie Theater: 1.6%
8,423,000	Regal Entertainment Group, 6.250%, 3/15/11 - 144A	8,823,092

Pharmaceuticals: 1.6%
9,320,000	Par Pharmaceutical, Inc., 2.875%, 9/30/10	9,389,900

Real Estate: 0.9%
5,375,000	Alexandria Real Estate, Inc., 3.700%, 1/15/27 - 144A	5,294,375

Semiconductors & Semiconductor Equipment: 4.5%
4,911,000	Advance Micro Devices, Inc., 5.750%, 8/15/12	4,917,139
20,996,000	SunPower Corp., 0.750%, 8/1/27	20,891,020
		25,808,159

Telecommunications: 0.8%
3,962,000	Level 3 Communications, Inc., 2.875%, 7/15/10	3,947,143
643,000	Level 3 Communications, Inc., 10.000%, 5/1/11	663,898
		4,611,041

TOTAL CONVERTIBLE BONDS
(cost $145,614,140)		151,522,723

CORPORATE BONDS: 20.3%

Asset Management: 0.1%
625,000	Waddell & Reed Financial, Inc., 5.600%, 1/15/11	644,640

Automotive: 1.6%
9,067,000	Sonic Automotive, Inc., 8.625%, 8/15/13	9,373,011

Business Equipment: 2.2%
100,000	Xerox Corp., 6.875%, 8/15/11	106,220
11,926,000	Xerox Corp., 7.625%, 6/15/13	12,237,424
		12,343,644

Communication Equipment Manufacturing: 0.0%
121,000	Motorola, Inc., 7.625%, 11/15/10	125,439

Electrical & Electronic Goods: 0.2%
885,000	Tyco International Finance, 6.375%, 10/15/11#	953,871

Floor Covering: 1.9%
10,307,000	Mohawk Industries, Inc., 6.500%, 1/15/11	10,770,815

Insurance: 0.3%
1,669,000	Assurant, Inc., 5.625%, 2/15/14	1,734,443

Management Consulting: 1.1%
6,315,000	FTI Consulting, Inc., 7.625%, 6/15/13	6,425,512

Oil & Gas Exploration & Production: 3.9%
4,715,000	Energen Corp., 7.625%, 12/15/10	4,885,028
6,365,000	Forest Oil Corp., 8.000%, 12/15/11	6,746,900
5,007,000	Frontier Oil Corp., 6.625%, 10/1/11	5,069,587
5,099,000	Harvest Operations Corp., 7.875%, 10/15/11#	5,200,980
648,000	Whiting Petroleum Corp., 7.250%, 5/1/12	652,860
		22,555,355

Oil & Gas Pipelines: 0.3%
560,000	El Paso Corp., 7.000%, 5/15/11	582,509
834,000	Sonat, Inc., 7.625%, 7/15/11	875,056
		1,457,565

Packaging & Containers: 0.9%
4,806,000	Owens-Brockway Glass Container, Inc., 8.250%, 5/15/13	4,890,105

Retail Apparel: 0.6%
3,635,000	Phillips Van Heusen Corp., 7.250%, 2/15/11	3,662,263

Specialty Metals: 0.2%
969,000	Carpenter Technology Corp., 6.650%, 6/7/10	971,884

Transportation Equipment Manufacturing: 0.8%
4,226,000	Westinghouse Air Brake Technologies Corp., 6.875%, 7/31/13	4,284,108

Telecommunications: 0.7%
4,123,000	Sprint Nextel Corp., 0.688%, 6/28/10	4,108,611

Utilities: 1.5%
2,088,000	Allegheny Energy Supply Co., 7.800%, 3/15/11	2,200,395
1,784,000	Aquila, Inc., 11.875%, 7/1/12	2,077,279
3,582,000	National Fuel Gas Co., 6.700%, 11/21/11	3,854,941
700,000	Reliant Energy Reserve Corp., 7.750%, 2/15/11	737,159
		8,869,774

Warehousing & Storage: 0.5%
2,632,000	Iron Mountain, Inc., 7.750%, 1/15/15	2,668,190

Waste Management Services: 0.7%
3,004,000	Allied Waste North America, Inc., 6.500%, 11/15/10	3,104,682
185,000	Allied Waste North America, Inc., 5.750%, 2/15/11	192,002
783,000	Allied Waste North America, Inc., 6.375%, 4/15/11	817,260
		4,113,944

		Wood Product Manufacturing: 2.8%
		15,475,000	Leucadia National Corp., 7.000%, 8/15/13		16,132,687
		50,000	Leucadia National Corp., 7.750%, 8/15/13		52,250
					16,184,937

		TOTAL CORPORATE BONDS
		(cost $111,689,099)			116,138,111

		Shares			Value
		SHORT-TERM INVESTMENTS: 8.1%
		Money Market Instruments ^
		22,299,741	AIM Liquid Assets, 0.050%		$ 22,299,741
		22,603,331	AIM STIC Prime Portfolio, 0.030%		22,603,331
		1,251,735	Fidelity Money Market Portfolio, 0.160%		1,251,735
		TOTAL SHORT-TERM INVESTMENTS
		(cost $46,154,807)			46,154,807

		TOTAL INVESTMENTS IN SECURITIES
		(cost $509,067,266): 99.8%			571,464,816
		Other Assets less Liabilities: 0.2%			1,391,557

		NET ASSETS:	100.0%		$ 572,856,373

	*	Non-income producing security.
	#	U.S. security of foreign issuer.
	144A
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been determined to be liquid by the Fund's adviser under the supervision of the Board of Directors.  As of March 31, 2010, the value of these investments was $22,873,522, or 4.0% of total net assets.

^		Rate shown is the 7-day effective yield at March 31, 2010.

		The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows+:

			Cost of investments	$ 510,125,561

			Gross unrealized appreciation	68,024,930
			Gross unrealized depreciation	(6,685,675)
			Net unrealized appreciation	$ 61,339,255

		+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous
		fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial
		Statements in the Fund’s most recent annual report.

		Summary of Fair Value Exposure

		The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a
		hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop
		the measurements of fair value. These inputs are summarized in the broad levels listed below:

		Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

		Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the security, either directly
		or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar
		instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

		Level 3 - Unobservable inputs for the security, to the extent relevant observable inputs are not available, representing the Fund's
		own assumptions about the assumptions a market participant would use in valuing the security, and would be based on the best
		information available.

		The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in these securities.
		The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2010:

		Significant
	Quoted Prices	Other	Significant	Carrying
	in Active	Observable	Unobservable	Value at
	Markets	Inputs	Inputs	March 31, 2010
	Level 1	Level 2	Level 3	Total

Common Stocks	$ 256,205,580	$ -	$ -	$ 256,205,580
Investment Companies	1,443,595	-	-	1,443,595
Convertible Bonds	-	151,522,723	-	151,522,723
Corporate Bonds	-	116,138,111	-	116,138,111
Short-Term Investments	46,154,807	-	-	46,154,807

Total	$ 303,803,982	$ 267,660,834	$ -	$ 571,464,816

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2010, the Fund recognized no significant transfers to/from Level 1 or Level 2.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Greenspring Fund, Incorporated

By (Signature and Title)  /s/ Charles vK. Carlson
Charles vK. Carlson, Chief Executive Officer

Date   May 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Charles vK. Carlson
Charles vK. Carlson, Chief Executive Officer

Date   May 20, 2010

By (Signature and Title)*  /s/ Michael J. Fusting
Michael J. Fusting, Chief Financial Officer

Date   May 20, 2010

* Print the name and title of each signing officer under his or her signature.